Net Loss Per Share (Details) - Schedule of computation of basic and diluted net loss per share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	4 Months Ended	12 Months Ended
	Sep. 16, 2022 USD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) shares
Numerator:
Net loss from continuing operations		¥ (97,838)	$ (14,185)	¥ (264,241)		¥ (280,462)
Net (loss) income related to discontinued operations	$ 822,788,000	822,788		(912,879)	$ (912,879,000)	(731,884)	$ (731,884,000)
Net (loss) income		724,950	105,108	(1,177,120)		(1,012,346)
Deemed dividend						(101,795)
Accretion of convertible redeemable preferred shares and redeemable ordinary shares | ¥				(2,217,489)		(837,856)
Net (loss) income attributable to ordinary shareholders of Zhangmen Education Inc.		724,950	105,108	(3,394,609)		(1,951,997)
Net loss from continuing operations attributable to ordinary shareholders of Zhangmen Education Inc.		(97,838)	$ 97,838,000	(2,481,730)	264,241,000	(1,220,113)	277,579,000
Net (loss) income related to discontinued operations attributable to ordinary shareholders of Zhangmen Education Inc.	$ 822,788,000	¥ 822,788		¥ (912,879)	$ (912,879,000)	¥ (731,884)	$ (731,884,000)
Denominator:
Weighted average ordinary shares outstanding-Basic and diluted (in Shares) | shares		1,403,828,191	1,403,828,191	926,932,705	926,932,705	305,651,877	305,651,877
Net (loss) earnings per ordinary share - Basic and diluted (in Yuan Renminbi per share) | (per share)		¥ 0.52	$ 0.07	¥ (3.66)		¥ (6.39)
Net loss per ordinary share from continuing operations - Basic and diluted (in Yuan Renminbi per share) | (per share)		(0.07)	$ (0.01)	(2.68)		(3.99)
Net (loss) earnings per ordinary share from discontinued operations - Basic and diluted (in Yuan Renminbi per share) | ¥ / shares		¥ 0.59		¥ (0.98)		¥ (2.4)